Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

Cash and cash equivalents consisted of the following:

	As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
Cash at bank	34,738	23,923	3,526
Other cash and cash equivalents	29,531	2,124	313
	64,269	26,047	3,839